Other receivables and assets (Advances and repayment received) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Huaneng Jinan Huangtai Power Limited Company ("Huangtai Power") [member]
Details of other receivables and assets [line items]
Total repayments recevied	¥ 41	¥ 60
Huangtai #8 Power Plant [member]
Details of other receivables and assets [line items]
Advances due from related parties with indefinite repayment terms	¥ 232	¥ 273